UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising - 0.1%
The Interpublic Group of Companies, Inc.	827	$18,525
Omnicom Group, Inc.	394	31,315
		49,840
Aerospace & Defense - 2.2%
Arconic, Inc.	594	18,390
The Boeing Co.	1,248	456,993
General Dynamics Corp.	609	110,680
L3Harris Technologies, Inc.	374	75,208
Lockheed Martin Corp.	533	208,419
Northrop Grumman Corp.	367	129,099
Raytheon Co.	594	129,147
TransDigm Group, Inc.	119	67,485
United Technologies Corp.	1,695	251,436
		1,446,857
Agriculture - 0.7%
Altria Group, Inc.	3,389	168,434
Archer-Daniels-Midland Co.	1,010	43,359
Philip Morris International, Inc.	3,158	261,893
		473,686
Airlines - 0.3%
Alaska Air Group, Inc.	266	18,357
American Airlines Group, Inc.	845	24,285
Delta Air Lines, Inc.	1,304	74,732
Southwest Airlines Co.	1,001	57,698
United Airlines Holdings, Inc. (1)	515	47,792
		222,864
Apparel - 0.5%
Kontoor Brands, Inc.	88	3,155
Nike, Inc. - Class B	2,505	234,192
PVH Corp.	163	15,805
Tapestry, Inc.	771	20,732
VF Corp.	848	75,082
		348,966
Auto Manufacturers - 0.8%
Ford Motor Co.	6,628	60,050
General Motors Co.	2,250	81,000
PACCAR, Inc.	946	76,976
Tesla, Inc. (1)	835	275,500
		493,526
Auto Parts & Equipment - 0.1%
BorgWarner, Inc.	799	33,598
Lear Corp.	130	15,640
		49,238

Banks - 6.0%
Bank of America Corp.	20,823	693,822
The Bank of New York Mellon Corp.	2,133	104,453
BB&T Corp.	1,554	85,035
Citigroup, Inc.	4,890	367,337
Citizens Financial Group, Inc.	1,002	38,537
Comerica, Inc.	379	26,685
Fifth Third Bancorp	1,461	44,108
First Republic Bank	449	49,345
The Goldman Sachs Group, Inc.	880	194,788
Huntington Bancshares, Inc.	2,629	39,146
JPMorgan Chase & Co.	6,783	893,728
KeyCorp	2,534	49,134
M&T Bank Corp.	273	44,974
Morgan Stanley	4,005	198,167
Northern Trust Corp.	487	52,226
The PNC Financial Services Group, Inc.	1,019	156,121
Regions Financial Corp.	2,086	34,711
State Street Corp.	843	63,309
SunTrust Banks, Inc.	920	65,173
SVB Financial Group (1)	179	41,480
US Bancorp	3,131	187,954
Wells Fargo & Co.	8,322	453,216
		3,883,449
Beverages - 1.6%
Brown-Forman Corp. - Class B	615	41,709
The Coca-Cola Co.	6,474	345,712
Constellation Brands, Inc. - Class A	336	62,516
Keurig Dr Pepper, Inc.	2,626	81,248
Molson Coors Brewing Co. - Class B	549	27,714
Monster Beverage Corp. (1)	1,142	68,314
PepsiCo, Inc.	2,801	380,460
		1,007,673
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (1)	826	94,114
Alnylam Pharmaceuticals, Inc. (1)	262	30,691
Amgen, Inc.	1,202	282,133
Biogen, Inc. (1)	405	121,423
BioMarin Pharmaceutical, Inc. (1)	319	25,747
Corteva, Inc.	2,546	66,247
Gilead Sciences, Inc.	1,837	123,520
Illumina, Inc. (1)	377	120,927
Incyte Corp. (1)	487	45,856
Regeneron Pharmaceuticals, Inc. (1)	311	114,759
Vertex Pharmaceuticals, Inc. (1)	1,107	245,477
		1,270,894
Building Materials - 0.2%
Johnson Controls International PLC	1,081	46,299
Martin Marietta Materials, Inc.	122	32,745
Masco Corp.	610	28,395
Vulcan Materials Co.	288	40,859
		148,298

Chemicals - 1.4%
Air Products & Chemicals, Inc.	404	95,478
Albemarle Corp.	287	18,764
Celanese Corp.	304	38,173
DuPont de Nemours, Inc.	2,646	171,487
Eastman Chemical Co.	281	22,022
Ecolab, Inc.	597	111,442
FMC Corp.	474	46,433
International Flavors & Fragrances, Inc.	237	33,472
LyondellBasell Industries NV	963	89,116
The Mosaic Co.	1,683	32,061
PPG Industries, Inc.	517	66,610
The Sherwin-Williams Co.	250	145,783
Westlake Chemical Corp.	421	28,914
		899,755
Commercial Services - 2.2%
Automatic Data Processing, Inc.	916	156,434
Cintas Corp.	265	68,121
CoStar Group, Inc. (1)	120	73,543
Equifax, Inc.	220	30,721
FleetCor Technologies, Inc. (1)	206	63,225
Gartner, Inc. (1)	260	41,720
Global Payments, Inc.	535	96,888
IHS Markit Ltd. (1)	1,380	100,257
Moody’s Corp.	492	111,522
Nielsen Holdings PLC	493	9,638
PayPal Holdings, Inc. (1)	3,097	334,507
Rollins, Inc.	765	27,425
S&P Global, Inc.	447	118,299
Square, Inc. - Class A (1)	893	61,724
TransUnion	502	43,328
United Rentals, Inc. (1)	206	31,528
Verisk Analytics, Inc.	372	54,863
		1,423,743
Computers - 5.4%
Accenture PLC - Class A	1,316	264,727
Amdocs Ltd.	247	17,117
Apple, Inc.	9,914	2,649,517
Cognizant Technology Solutions Corp.	1,195	76,611
Fortinet, Inc. (1)	714	75,049
Hewlett Packard Enterprise Co.	2,130	33,718
HP, Inc.	3,575	71,786
International Business Machines Corp.	1,565	210,414
NetApp, Inc.	597	36,172
Seagate Technology PLC	606	36,166
Western Digital Corp.	373	18,773
		3,490,050

Cosmetics & Personal Care - 1.2%
Colgate-Palmolive Co.	1,461	99,085
Coty, Inc.	3,266	37,689
The Estee Lauder Companies, Inc. - Class A	495	96,758
The Procter & Gamble Co.	4,634	565,626
		799,158
Distribution & Wholesale - 0.3%
Copart, Inc. (1)	590	52,510
Fastenal Co.	1,339	47,561
LKQ Corp. (1)	743	26,213
WW Grainger, Inc.	123	38,985
		165,269
Diversified Financial Services - 4.9%
Alliance Data Systems Corp.	118	12,615
Ally Financial, Inc.	748	23,816
American Express Co.	1,858	223,183
Ameriprise Financial, Inc.	355	58,174
BlackRock, Inc.	354	175,198
Capital One Financial Corp.	962	96,210
Cboe Global Markets, Inc.	538	63,968
The Charles Schwab Corp.	3,785	187,358
CME Group, Inc. - Class A	790	160,157
Discover Financial Services	694	58,900
E*TRADE Financial Corp.	715	31,675
Franklin Resources, Inc.	849	23,339
Intercontinental Exchange, Inc.	1,084	102,080
Invesco Ltd.	745	13,082
Mastercard, Inc. - Class A	2,548	744,602
Nasdaq, Inc.	473	49,570
Raymond James Financial, Inc.	381	34,221
Synchrony Financial	1,475	55,180
T. Rowe Price Group, Inc.	556	68,699
TD Ameritrade Holding Corp.	2,035	105,474
Visa, Inc. - Class A	4,596	848,008
The Western Union Co.	1,100	29,568
		3,165,077

Electric - 2.5%
AES Corp.	604	11,422
Alliant Energy Corp.	423	22,419
Ameren Corp.	420	31,219
American Electric Power Co., Inc.	1,062	97,014
Avangrid, Inc.	552	26,794
CenterPoint Energy, Inc.	1,107	27,188
CMS Energy Corp.	514	31,508
Consolidated Edison, Inc.	590	51,265
Dominion Energy, Inc.	1,613	134,056
DTE Energy Co.	416	51,975
Duke Energy Corp.	1,385	122,116
Edison International	491	33,928
Entergy Corp.	256	29,796
Evergy, Inc.	840	53,147
Eversource Energy	602	49,749
Exelon Corp.	1,788	79,387
FirstEnergy Corp.	667	31,809
NextEra Energy, Inc.	967	226,104
PG&E Corp. (1)	542	4,043
Pinnacle West Capital Corp.	190	16,604
PPL Corp.	1,331	45,294
Public Service Enterprise Group, Inc.	1,215	72,062
Sempra Energy	527	77,611
The Southern Co.	1,996	123,732
Vistra Energy Corp.	1,263	33,507
WEC Energy Group, Inc.	594	52,658
Xcel Energy, Inc.	948	58,293
		1,594,700
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	519	51,386
Emerson Electric Co.	1,303	96,240
		147,626
Electronics - 1.0%
Agilent Technologies, Inc.	708	57,185
Amphenol Corp.	734	76,336
Fortive Corp.	613	44,240
Garmin Ltd.	384	37,513
Honeywell International, Inc.	1,366	243,899
Keysight Technologies, Inc. (1)	491	52,552
Mettler-Toledo International, Inc. (1)	50	35,971
TE Connectivity Ltd.	690	63,970
Waters Corp. (1)	145	32,200
		643,866
Entertainment - 0.0% (2)
Live Nation Entertainment, Inc. (1)	364	25,411

Environmental Control - 0.2%
Republic Services, Inc.	605	53,633
Waste Management, Inc.	841	94,958
		148,591

Healthcare - Services - 1.8%
Anthem, Inc.	446	128,742
Centene Corp. (1)	976	59,019
DaVita, Inc. (1)	191	13,708
HCA Healthcare, Inc.	619	85,830
Humana, Inc.	239	81,554
IQVIA Holdings, Inc. (1)	643	93,865
Laboratory Corp. of America Holdings (1)	185	31,874
Quest Diagnostics, Inc.	241	25,679
UnitedHealth Group, Inc.	2,059	576,252
Universal Health Services, Inc. - Class B	146	20,366
WellCare Health Plans, Inc. (1)	130	41,869
		1,158,758
Home Builders - 0.3%
D.R. Horton, Inc.	896	49,594
Lennar Corp. - Class A	1,085	64,720
NVR, Inc. (1)	8	30,335
PulteGroup, Inc.	650	25,772
		170,421
Home Furnishings - 0.0% (2)
Whirlpool Corp.	85	12,164

Household Products & Wares - 0.2%
Church & Dwight Co., Inc.	508	35,682
The Clorox Co.	594	80,986
Kimberly-Clark Corp.	246	36,464
		153,132
Insurance - 3.3%
Aflac, Inc.	1,353	74,198
Alleghany Corp. (1)	37	28,861
The Allstate Corp.	606	67,478
American International Group, Inc.	6,971	367,093
Aon PLC	402	81,851
Arch Capital Group Ltd. (1)	859	36,052
Arthur J. Gallagher & Co.	391	36,469
Berkshire Hathaway, Inc. - Class B (1)	2,555	562,866
Chubb Ltd.	770	116,640
Cincinnati Financial Corp.	241	25,799
CNA Financial Corp.	487	21,779
Everest Re Group Ltd.	130	35,264
Globe Life, Inc.	241	24,765
The Hartford Financial Services Group, Inc.	755	46,704
Lincoln National Corp.	414	24,447
Loews Corp.	535	27,231
Markel Corp. (1)	21	23,847
Marsh & McLennan Companies, Inc.	1,035	111,852
MetLife, Inc.	887	44,270
Principal Financial Group, Inc.	538	29,644
The Progressive Corp.	1,571	114,762
Prudential Financial, Inc.	732	68,530
The Travelers Companies, Inc.	472	64,532
Unum Group	378	11,620
Willis Towers Watson PLC	252	49,503
		2,096,057

Internet - 13.8%
Alphabet, Inc. - Class A (1)	902	1,176,289
Alphabet, Inc. - Class C (1)	1,053	1,374,123
Amazon.com, Inc. (1)	1,934	3,482,747
Booking Holdings, Inc. (1)	118	224,676
CDW Corp.	300	40,515
eBay, Inc.	1,574	55,908
Expedia Group, Inc. - Class A	303	30,803
F5 Networks, Inc. (1)	121	17,631
Facebook, Inc. - Class A (1)	8,624	1,738,943
GoDaddy, Inc. - Class A (1)	175	11,617
IAC/InterActiveCorp (1)	87	19,375
Netflix, Inc. (1)	1,635	514,469
NortonLifeLock, Inc.	999	24,875
Palo Alto Networks, Inc. (1)	214	48,625
Snap, Inc. - Class A (1)	4,387	66,902
Twitter, Inc. (1)	910	28,128
VeriSign, Inc. (1)	216	41,200
		8,896,826
Iron & Steel - 0.1%
Nucor Corp.	961	54,162

Leisure Time - 0.2%
Carnival Corp.	1,111	50,084
Norwegian Cruise Line Holdings Ltd. (1)	490	26,284
Royal Caribbean Cruises Ltd.	407	48,848
		125,216
Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	846	88,830
Las Vegas Sands Corp.	1,703	106,863
Marriott International, Inc.	722	101,340
MGM Resorts International	1,090	34,825
Wynn Resorts Ltd.	290	35,047
		366,905
Machinery - Construction & Mining - 0.2%
Caterpillar, Inc.	748	108,258

Machinery - Diversified - 0.8%
Cummins, Inc.	399	72,961
Deere & Co.	965	162,168
Dover Corp.	250	27,870
IDEX Corp.	150	24,411
Rockwell Automation, Inc.	245	47,981
Roper Technologies, Inc.	247	89,012
Westinghouse Air Brake Technologies Corp.	455	35,749
Xylem, Inc.	481	37,282
		497,434

Media - 2.0%
CBS Corp. - Class B	739	29,841
Charter Communications, Inc. - Class A (1)	424	199,284
Comcast Corp. - Class A	9,334	412,096
DISH Network Corp. - Class A (1)	368	12,575
Liberty Broadband Corp. - Class C (1)	225	26,885
Sirius XM Holdings, Inc.	9,919	69,235
Viacom, Inc. - Class B	653	15,718
The Walt Disney Co.	3,335	505,519
		1,271,153
Mining - 0.2%
Freeport-McMoRan, Inc.	6,550	74,539
Newmont Goldcorp Corp.	748	28,723
		103,262
Miscellaneous Manufacturers - 1.0%
3M Co.	1,316	223,417
Eaton Corp PLC	848	78,440
General Electric Co.	10,075	113,545
Illinois Tool Works, Inc.	649	113,140
Ingersoll-Rand PLC	450	59,000
Parker-Hannifin Corp.	335	66,595
Textron, Inc.	424	19,606
		673,743
Office & Business Equipment - 0.1%
Xerox Holdings Corp.	356	13,859
Zebra Technologies Corp. (1)	75	18,821
		32,680
Oil & Gas - 4.3%
Apache Corp.	1,024	22,815
Cabot Oil & Gas Corp.	847	13,501
Chevron Corp.	7,382	864,654
Concho Resources, Inc.	1,223	88,741
ConocoPhillips	1,660	99,501
Continental Resources, Inc.	907	28,008
Devon Energy Corp.	780	17,074
Diamondback Energy, Inc.	1,077	83,295
EOG Resources, Inc.	1,168	82,811
Exxon Mobil Corp.	12,283	836,841
Hess Corp.	559	34,708
Marathon Oil Corp.	1,773	20,656
Marathon Petroleum Corp.	2,426	147,113
Noble Energy, Inc.	880	18,269
Occidental Petroleum Corp.	1,348	51,992
Phillips 66	1,653	189,632
Pioneer Natural Resources Co.	504	64,431
Valero Energy Corp.	1,184	113,060
		2,777,102
Oil & Gas Services - 0.3%
Baker Hughes Co. - Class A	2,299	51,543
Halliburton Co.	2,304	48,361
National Oilwell Varco, Inc.	714	16,101
Schlumberger Ltd.	2,643	95,677
		211,682

Packaging & Containers - 0.2%
Ball Corp.	711	46,969
Packaging Corp. of America	238	26,632
Westrock Co.	711	28,674
		102,275
Pharmaceuticals - 4.7%
AbbVie, Inc.	3,429	300,826
Allergan PLC	595	110,039
AmerisourceBergen Corp.	454	39,911
Bristol-Myers Squibb Co.	5,180	294,949
Cardinal Health, Inc.	390	21,462
Cigna Corp.	615	122,951
CVS Health Corp.	1,673	125,927
Eli Lilly & Co.	2,221	260,634
Johnson & Johnson	5,212	716,598
McKesson Corp.	249	36,015
Merck & Co., Inc.	4,969	433,198
Mylan NV (1)	965	18,123
Pfizer, Inc.	10,745	413,897
Zoetis, Inc.	1,075	129,559
		3,024,089
Pipelines - 0.5%
Cheniere Energy, Inc. (1)	856	51,822
Kinder Morgan, Inc.	5,018	98,403
ONEOK, Inc.	1,299	92,294
Targa Resources Corp.	1,802	65,827
The Williams Companies, Inc.	1,096	24,901
		333,247
Private Equity - 0.0% (2)
KKR & Co., Inc. - Class A	882	26,010

Real Estate - 0.1%
CBRE Group, Inc. (1)	1,073	61,182

Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	129	20,965
American Tower Corp.	996	213,174
Annaly Capital Management, Inc.	5,074	47,340
AvalonBay Communities, Inc.	250	53,602
Boston Properties, Inc.	291	40,315
Crown Castle International Corp.	1,094	146,224
Digital Realty Trust, Inc.	521	63,015
Duke Realty Corp.	644	22,656
Equinix, Inc.	240	136,044
Equity Residential	668	56,847
Essex Property Trust, Inc.	129	40,271
Extra Space Storage, Inc.	251	26,619
Federal Realty Investment Trust	143	18,886
Healthpeak Properties, Inc.	667	23,265
Host Hotels & Resorts, Inc.	1,327	23,209
Invitation Homes, Inc.	1,707	52,115
Iron Mountain, Inc.	864	27,752
Mid-America Apartment Communities, Inc.	247	33,619
Prologis, Inc.	1,195	109,402
Public Storage	354	74,581
Realty Income Corp.	609	46,668
Regency Centers Corp.	719	46,764
SBA Communications Corp.	243	57,462
Simon Property Group, Inc.	590	89,214
UDR, Inc.	656	31,521
Ventas, Inc.	611	35,627
Vornado Realty Trust	267	17,240
Welltower, Inc.	726	61,398
Weyerhaeuser Co.	1,574	46,449
W.P. Carey, Inc.	362	30,198
		1,692,442

Retail - 5.1%
Advance Auto Parts, Inc.	133	20,892
AutoZone, Inc. (1)	45	53,006
Best Buy Co., Inc.	506	40,804
CarMax, Inc. (1)	363	35,305
Chipotle Mexican Grill, Inc. (1)	70	56,974
Costco Wholesale Corp.	956	286,618
Darden Restaurants, Inc.	257	30,439
Dollar General Corp.	552	86,863
Dollar Tree, Inc. (1)	305	27,895
Domino’s Pizza, Inc.	122	35,905
The Gap, Inc.	743	12,341
Genuine Parts Co.	354	36,947
The Home Depot, Inc.	2,400	529,224
Kohl’s Corp.	298	14,009
Lowe’s Companies, Inc.	1,612	189,104
McDonald’s Corp.	1,232	239,599
O’Reilly Automotive, Inc. (1)	171	75,630
Ross Stores, Inc.	831	96,521
Starbucks Corp.	2,453	209,560
Target Corp.	1,078	134,761
Tiffany & Co.	249	33,316
The TJX Companies, Inc.	2,707	165,479
Tractor Supply Co.	252	23,799
Ulta Beauty, Inc. (1)	148	34,611
Walgreens Boots Alliance, Inc.	2,041	121,644
Walmart, Inc.	5,273	627,962
Yum! Brands, Inc.	450	45,301
		3,264,509
Semiconductors - 4.4%
Advanced Micro Devices, Inc. (1)	2,497	97,758
Analog Devices, Inc.	1,224	138,251
Applied Materials, Inc.	2,371	137,281
Broadcom, Inc.	446	141,030
Intel Corp.	12,186	707,397
IPG Photonics Corp. (1)	132	18,756
KLA Corp.	380	62,267
Lam Research Corp.	477	127,278
Marvell Technology Group Ltd.	944	24,893
Maxim Integrated Products, Inc.	530	30,035
Microchip Technology, Inc.	765	72,323
Micron Technology, Inc. (1)	6,727	319,600
NVIDIA Corp.	2,069	448,435
Qorvo, Inc. (1)	159	16,569
QUALCOMM, Inc.	1,866	155,904
Skyworks Solutions, Inc.	397	39,025
Texas Instruments, Inc.	2,023	243,185
Xilinx, Inc.	660	61,235
		2,841,222

Software - 9.7%
Activision Blizzard, Inc.	1,468	80,491
Adobe, Inc. (1)	1,428	442,009
Akamai Technologies, Inc. (1)	309	26,920
ANSYS, Inc. (1)	209	53,230
Autodesk, Inc. (1)	354	64,039
Broadridge Financial Solutions, Inc.	238	29,443
Cadence Design Systems, Inc. (1)	622	43,696
Cerner Corp.	584	41,809
Citrix Systems, Inc.	201	22,675
Electronic Arts, Inc. (1)	592	59,798
Fidelity National Information Services, Inc.	3,110	429,647
Fiserv, Inc. (1)	1,030	119,727
Intuit, Inc.	669	173,197
Microsoft Corp.	20,363	3,082,551
MSCI, Inc.	201	52,097
Oracle Corp.	6,290	353,121
Paychex, Inc.	712	61,317
salesforce.com, Inc. (1)	3,380	550,568
ServiceNow, Inc. (1)	408	115,480
Splunk, Inc. (1)	455	67,895
SS&C Technologies Holdings, Inc.	1,246	74,822
Synopsys, Inc. (1)	361	50,915
Take-Two Interactive Software, Inc. (1)	424	51,452
Twilio, Inc. - Class A (1)	455	46,992
Veeva Systems, Inc. - Class A (1)	390	58,180
VMware, Inc. - Class A	250	38,905
Workday, Inc. - Class A (1)	448	80,246
		6,271,222
Telecommunications - 2.9%
Arista Networks, Inc. (1)	288	56,198
AT&T, Inc.	15,322	572,736
CenturyLink, Inc.	1,698	24,604
Cisco Systems, Inc.	8,611	390,164
Corning, Inc.	1,585	46,028
Juniper Networks, Inc.	538	13,482
Motorola Solutions, Inc.	372	62,236
Sprint Corp. (1)	6,303	37,314
T-Mobile US, Inc. (1)	1,811	142,254
Ubiquiti, Inc.	176	34,707
Verizon Communications, Inc.	8,262	497,703
		1,877,426
Textiles - 0.0% (2)
Mohawk Industries, Inc. (1)	146	20,348

Toys, Games & Hobbies - 0.0% (2)
Hasbro, Inc.	160	16,272

Transportation - 1.5%
C.H. Robinson Worldwide, Inc.	323	24,822
CSX Corp.	1,698	121,475
Expeditors International of Washington, Inc.	425	31,773
FedEx Corp.	711	113,796
J.B. Hunt Transport Services, Inc.	266	30,755
Kansas City Southern	204	31,094
Norfolk Southern Corp.	566	109,521
Old Dominion Freight Line, Inc.	238	45,598
Union Pacific Corp.	1,416	249,202
United Parcel Service, Inc. - Class B	1,696	203,062
		961,098
Water - 0.1%
American Water Works Co., Inc.	307	37,156
Total Common Stocks
(Cost $60,230,547)		64,358,626

Rights - 0.0% (2)
Media - 0.0% (2)
DISH Network Corp. (1)	20	14

Pharmaceuticals - 0.0% (2)
Bristol-Myers Squibb Co. (1)	1,925	4,139
Total Rights
(Cost $4,152)		4,153

Short-Term Investments - 0.0% (2)
Money Market Funds - 0.0% (2)
First American Government Obligations Fund - Class X, 1.558% (3)	31,563	31,563
Total Short-Term Investments
(Cost $31,563)		31,563

Total Investments in Securities - 99.8%
(Cost $60,266,262)		64,394,342
Other Assets in Excess of Liabilities - 0.2%		108,751
Total Net Assets - 100.0%		$64,503,093

(1) Non-income producing security.
(2) Does not round to 0.1% or (0.1)%, as applicable.
(3) The rate shown is the annualized seven-day effective yield as of November 30, 2019.

SoFi Select 500 ETF
Summary of Fair Value Exposure at November 30, 2019 (Unaudited)

The SoFi Select 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$64,358,626	$–	$–	$64,358,626
Rights	4,153	–	–	4,153
Short-Term Investments	31,563	–	–	31,563
Total Investments in Securities	$64,394,342	$–	$–	$64,394,342

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at November 30, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.5%
The Trade Desk, Inc. - Class A (1)	150	$39,501

Aerospace & Defense - 1.0%
Barnes Group, Inc.	111	6,570
HEICO Corp.	137	17,795
Spirit AeroSystems Holdings, Inc.	244	21,226
Teledyne Technologies, Inc. (1)	105	35,909
		81,500
Agriculture - 0.2%
Bunge Ltd.	301	16,067

Airlines - 0.2%
JetBlue Airways Corp. (1)	639	12,313
Spirit Airlines, Inc. (1)	196	7,658
		19,971
Apparel - 1.3%
Capri Holdings Ltd. (1)	355	13,185
Carter’s, Inc.	98	10,124
Columbia Sportswear Co.	180	16,650
Deckers Outdoor Corp. (1)	126	21,191
Hanesbrands, Inc.	844	12,719
Ralph Lauren Corp. - Class A	80	8,587
Skechers U.S.A., Inc. - Class A (1)	370	14,881
Under Armour, Inc. - Class A (1)	304	5,743
		103,080
Auto Manufacturers - 0.1%
Navistar International Corp. (1)	188	6,138

Auto Parts & Equipment - 0.7%
Allison Transmission Holdings, Inc.	400	19,360
Dana, Inc.	395	6,695
The Goodyear Tire & Rubber Co.	511	8,171
WABCO Holdings, Inc. (1)	138	18,596
		52,822
Banks - 5.2%
Associated Banc-Corp	453	9,712
Bank of Hawaii Corp.	91	8,200
Bank OZK	319	9,468
BankUnited, Inc.	246	8,625
BOK Financial Corp.	182	15,168
CIT Group, Inc.	105	4,780
Commerce Bancshares, Inc.	278	18,634
Cullen/Frost Bankers, Inc.	169	15,812
East West Bancorp, Inc.	391	17,916
First Citizens BancShares, Inc. - Class A	25	12,995
First Financial Bankshares, Inc.	334	11,546
First Hawaiian, Inc.	335	9,561
First Horizon National Corp.	1,110	17,849
FNB Corp.	992	12,321
Hancock Whitney Corp.	232	9,422
Home BancShares, Inc.	481	9,052

IBERIABANK Corp.	153	11,167
PacWest Bancorp	309	11,507
Pinnacle Financial Partners, Inc.	337	20,699
Prosperity Bancshares, Inc.	153	10,748
Signature Bank	142	17,517
Synovus Financial Corp.	457	17,407
TCF Financial Corp.	467	19,843
Texas Capital Bancshares, Inc. (1)	138	7,976
UMB Financial Corp.	108	7,265
Umpqua Holdings Corp.	528	8,643
United Bankshares, Inc.	323	12,232
Valley National Bancorp	977	11,314
Webster Financial Corp.	233	11,345
Western Alliance Bancorp	272	14,188
Wintrust Financial Corp.	153	10,390
Zions Bancorp N.A.	476	23,695
		406,997
Biotechnology - 4.0%
Bio-Rad Laboratories, Inc. - Class A (1)	107	39,524
Bluebird Bio, Inc. (1)	319	25,820
Exact Sciences Corp. (1)	652	52,819
Exelixis, Inc. (1)	2,569	42,722
FibroGen, Inc. (1)	199	8,432
Ionis Pharmaceuticals, Inc. (1)	174	11,129
Nektar Therapeutics (1)	655	13,290
Sage Therapeutics, Inc. (1)	121	18,727
Seattle Genetics, Inc. (1)	487	58,610
Spark Therapeutics, Inc. (1)	213	23,673
Ultragenyx Pharmaceutical, Inc. (1)	306	12,133
United Therapeutics Corp. (1)	90	8,303
		315,182
Building Materials - 1.5%
Armstrong World Industries, Inc.	94	9,026
Eagle Materials, Inc.	97	8,927
Fortune Brands Home & Security, Inc.	288	18,219
Lennox International, Inc.	90	23,026
Louisiana-Pacific Corp.	334	9,906
MDU Resources Group, Inc.	424	12,313
Owens Corning	276	18,509
Trex Co., Inc. (1)	195	16,782
		116,708
Chemicals - 2.4%
Ashland Global Holdings, Inc.	129	9,249
Axalta Coating Systems Ltd. (1)	705	20,071
Cabot Corp.	176	8,270
CF Industries Holdings, Inc.	484	22,366
The Chemours Co.	900	14,211
Huntsman Corp.	601	13,595
Ingevity Corp. (1)	141	12,734
NewMarket Corp.	26	12,843
Olin Corp.	785	13,753
RPM International, Inc.	335	24,700
Sensient Technologies Corp.	91	5,759
Univar Solutions, Inc. (1)	274	6,417
Valvoline, Inc.	446	10,102
W.R. Grace & Co.	171	11,428
		185,498

Coal - 0.0% (2)
Peabody Energy Corp.	189	1,830

Commercial Services - 4.8%
2U, Inc. (1)	204	5,088
AMERCO	45	16,300
ASGN, Inc. (1)	165	11,057
Booz Allen Hamilton Holding Corp.	332	24,156
Bright Horizons Family Solutions, Inc. (1)	139	20,922
The Brink’s Co.	79	7,347
Chegg, Inc. (1)	228	8,839
CoreLogic, Inc. (1)	175	7,250
Euronet Worldwide, Inc. (1)	140	22,006
Grand Canyon Education, Inc. (1)	110	9,371
H&R Block, Inc.	456	11,117
HealthEquity, Inc. (1)	174	10,943
Insperity, Inc.	127	9,877
LiveRamp Holdings, Inc. (1)	68	3,406
Macquarie Infrastructure Corp.	204	8,558
ManpowerGroup, Inc.	122	11,302
MarketAxess Holdings, Inc.	83	33,517
Morningstar, Inc.	96	15,082
Paylocity Holding Corp. (1)	255	31,192
Quanta Services, Inc.	379	15,781
Robert Half International, Inc.	318	18,508
Sabre Corp.	681	15,275
Service Corp. International	405	17,828
ServiceMaster Global Holdings, Inc. (1)	198	7,760
TriNet Group, Inc. (1)	172	9,417
WEX, Inc. (1)	136	27,354
		379,253
Computers - 2.2%
CACI International, Inc. (1)	61	14,599
EPAM Systems, Inc. (1)	165	34,955
Genpact Ltd.	444	18,071
Leidos Holdings, Inc.	357	32,430
Lumentum Holdings, Inc. (1)	137	10,091
MAXIMUS, Inc.	128	9,555
NCR Corp. (1)	186	6,106
Pure Storage, Inc. (1)	714	11,474
Science Applications International Corp.	126	10,754
Zscaler, Inc. (1)	415	21,634
		169,669
Distribution & Wholesale - 0.8%
HD Supply Holdings, Inc. (1)	333	13,260
IAA, Inc. (1)	319	14,460
KAR Auction Services, Inc.	319	6,737
Pool Corp.	92	18,994
Watsco, Inc.	72	12,814
		66,265

Diversified Financial Services - 3.2%
Affiliated Managers Group, Inc.	115	9,818
Air Lease Corp.	272	12,629
Credit Acceptance Corp. (1)	47	20,232
Eaton Vance Corp.	276	13,019
Evercore, Inc. - Class A	121	9,363
Federated Investors, Inc. - Class B	215	7,207
Interactive Brokers Group, Inc. - Class A	263	12,735
Jefferies Financial Group, Inc.	535	11,182
Lazard Ltd.	294	11,360
Legg Mason, Inc.	129	5,041
LendingTree, Inc. (1)	47	16,945
LPL Financial Holdings, Inc.	247	22,810
Navient Corp.	460	6,601
OneMain Holdings, Inc.	482	20,769
Santander Consumer USA Holdings, Inc.	873	20,559
SEI Investments Co.	408	26,328
SLM Corp.	1,313	11,200
Stifel Financial Corp.	212	13,254
		251,052
Electric - 1.2%
ALLETE, Inc.	116	9,293
Black Hills Corp.	154	11,792
Hawaiian Electric Industries, Inc.	264	11,529
IDACORP, Inc.	108	11,345
NRG Energy, Inc.	507	20,143
OGE Energy Corp.	452	19,011
Portland General Electric Co.	181	10,047
		93,160
Electrical Components & Equipment - 1.1%
Acuity Brands, Inc.	94	12,293
Energizer Holdings, Inc.	151	7,533
EnerSys	100	7,017
Hubbell, Inc.	137	20,142
Littelfuse, Inc.	76	13,787
Universal Display Corp.	121	23,501
		84,273
Electronics - 3.4%
ADT, Inc.	1,976	18,258
Allegion PLC	228	27,367
Arrow Electronics, Inc. (1)	214	17,043
Avnet, Inc.	169	6,870
Coherent, Inc. (1)	85	12,823
FLIR Systems, Inc.	296	15,854
Gentex Corp.	542	15,393
Jabil, Inc.	439	17,051
National Instruments Corp.	332	13,984
PerkinElmer, Inc.	287	26,662
Sensata Technologies Holding PLC (1)	411	21,162
SYNNEX Corp.	139	17,071
Tech Data Corp. (1)	97	14,054
Trimble, Inc. (1)	708	28,695
Woodward, Inc.	140	16,351
		268,638

Energy - Alternate Sources - 0.1%
First Solar, Inc. (1)	183	10,109

Engineering & Construction - 1.1%
AECOM (1)	407	17,635
EMCOR Group, Inc.	125	11,116
Fluor Corp.	309	5,389
Jacobs Engineering Group, Inc.	428	39,415
MasTec, Inc. (1)	201	13,334
		86,889
Entertainment - 1.4%
Churchill Downs, Inc.	77	10,011
Cinemark Holdings, Inc.	271	9,179
Eldorado Resorts, Inc. (1)	405	21,671
International Game Technology PLC	316	4,693
The Madison Square Garden Co. - Class A (1)	47	13,244
Marriott Vacations Worldwide Corp.	154	18,917
Six Flags Entertainment Corp.	220	9,565
Vail Resorts, Inc.	91	22,083
		109,363
Environmental Control - 0.2%
Clean Harbors, Inc. (1)	105	8,678
Stericycle, Inc. (1)	141	8,858
		17,536
Food - 1.9%
Flowers Foods, Inc.	451	9,710
Ingredion, Inc.	151	12,559
Lamb Weston Holdings, Inc.	346	29,057
Lancaster Colony Corp.	62	9,798
Performance Food Group Co. (1)	258	12,141
Pilgrim’s Pride Corp. (1)	595	18,743
Post Holdings, Inc. (1)	229	24,182
Seaboard Corp.	3	12,335
US Foods Holding Corp. (1)	503	20,004
		148,529
Food Service - 0.5%
Aramark	609	26,577
Grubhub, Inc. (1)	292	12,591
		39,168
Gas - 1.1%
National Fuel Gas Co.	205	9,229
New Jersey Resources Corp.	232	9,869
NiSource, Inc.	615	16,267
ONE Gas, Inc.	124	11,020
Southwest Gas Holdings, Inc.	136	10,303
Spire, Inc.	111	8,594
UGI Corp.	429	18,683
		83,965
Hand & Machine Tools - 0.6%
Colfax Corp. (1)	264	8,897
Kennametal, Inc.	114	3,970
Lincoln Electric Holdings, Inc.	180	16,607
MSA Safety, Inc.	91	11,278
Regal Beloit Corp.	95	7,764
		48,516

Healthcare - Products - 3.0%
Bio-Techne Corp.	92	20,079
Bruker Corp.	368	18,838
Haemonetics Corp. (1)	93	11,216
Hill-Rom Holdings, Inc.	156	16,725
ICU Medical, Inc. (1)	106	19,873
Insulet Corp. (1)	185	34,354
Integra LifeSciences Holdings Corp. (1)	249	15,186
LivaNova PLC (1)	184	15,412
Masimo Corp. (1)	113	17,523
Penumbra, Inc. (1)	98	17,338
QIAGEN NV (1)	602	25,766
West Pharmaceutical Services, Inc.	154	22,643
		234,953
Healthcare - Services - 1.8%
Amedisys, Inc. (1)	81	13,200
Catalent, Inc. (1)	368	19,132
Charles River Laboratories International, Inc. (1)	122	17,720
Chemed Corp.	39	16,771
Encompass Health Corp.	210	14,849
Molina Healthcare, Inc. (1)	213	28,862
Syneos Health, Inc. (1)	623	34,209
		144,743
Home Builders - 0.3%
Thor Industries, Inc.	137	8,736
Toll Brothers, Inc.	400	16,068
		24,804
Home Furnishings - 0.4%
Dolby Laboratories, Inc. - Class A	151	10,401
Leggett & Platt, Inc.	337	17,632
		28,033
Household Products & Wares - 0.4%
Avery Dennison Corp.	218	28,421
Spectrum Brands Holdings, Inc.	12	750
		29,171
Housewares - 0.5%
Newell Brands, Inc.	516	9,917
The Scotts Miracle-Gro Co.	110	11,119
The Toro Co.	242	18,920
		39,956
Insurance - 4.7%
American Financial Group, Inc.	196	21,503
American National Insurance Co.	61	7,198
Assurant, Inc.	146	19,399
Assured Guaranty Ltd.	196	9,731
Athene Holding Ltd. - Class A (1)	390	17,558
Axis Capital Holdings Ltd.	292	17,281
Brighthouse Financial, Inc. (1)	204	8,397
Brown & Brown, Inc.	648	24,455
Erie Indemnity Co. - Class A	128	21,670
Essent Group Ltd.	278	15,193
Fidelity National Financial, Inc.	602	28,673
First American Financial Corp.	241	15,332
The Hanover Insurance Group, Inc.	94	12,777
Kemper Corp.	316	23,359
MGIC Investment Corp.	775	11,168

Old Republic International Corp.	690	15,566
Primerica, Inc.	109	14,589
Radian Group, Inc.	475	12,274
Reinsurance Group of America, Inc.	139	22,999
Selective Insurance Group, Inc.	128	8,476
Voya Financial, Inc.	263	15,328
White Mountains Insurance Group Ltd.	4	4,428
W.R. Berkley Corp.	383	26,044
		373,398
Internet - 2.9%
Etsy, Inc. (1)	229	9,936
Match Group, Inc. - Class A	200	14,096
Okta, Inc. - Class A (1)	346	44,904
Proofpoint, Inc. (1)	155	18,397
RingCentral, Inc. - Class A (1)	160	27,595
Roku, Inc. - Class A (1)	278	44,583
TripAdvisor, Inc. - Class A	280	7,952
Wayfair, Inc. - Class A (1)	213	18,088
Zendesk, Inc. (1)	317	25,043
Zillow Group, Inc. - Class C (1)	400	15,660
		226,254
Iron & Steel - 0.7%
Reliance Steel & Aluminum Co.	193	22,770
Steel Dynamics, Inc.	745	25,129
United States Steel Corp.	291	3,818
		51,717
Leisure Time - 0.8%
Brunswick Corp.	213	12,518
Harley-Davidson, Inc.	377	13,715
Planet Fitness, Inc. - Class A (1)	277	20,476
Polaris, Inc.	178	17,391
		64,100
Lodging - 0.9%
Boyd Gaming Corp.	262	7,705
Caesars Entertainment Corp. (1)	2,074	27,045
Choice Hotels International, Inc.	126	12,254
Hilton Grand Vacations, Inc. (1)	244	8,450
Hyatt Hotels Corp. - Class A	93	7,514
Wyndham Destinations, Inc.	160	7,760
		70,728
Machinery - Construction & Mining - 0.4%
BWX Technologies, Inc.	228	13,709
Oshkosh Corp.	206	18,635
		32,344

Machinery - Diversified - 2.4%
AGCO Corp.	215	16,798
Cognex Corp.	540	27,097
Crane Co.	171	14,205
Curtiss-Wright Corp.	95	13,044
Flowserve Corp.	288	14,026
Gardner Denver Holdings, Inc. (1)	204	6,910
Gates Industrial Corp. PLC (1)	1,071	12,734
Graco, Inc.	637	30,774
GrafTech International Ltd.	1,091	15,372
The Middleby Corp. (1)	136	15,743
Nordson Corp.	136	22,553
		189,256
Media - 2.6%
Altice USA, Inc. - Class A (1)	2,882	73,722
Cable One, Inc.	15	23,025
Discovery, Inc. - Class A (1)	510	16,799
FactSet Research Systems, Inc.	83	21,551
The New York Times Co. - Class A	430	13,868
News Corp. - Class A	1,474	18,985
Nexstar Media Group, Inc.	219	23,588
World Wrestling Entertainment, Inc. - Class A	185	11,474
		203,012
Metal Fabricate & Hardware - 0.2%
The Timken Co.	202	10,623
Valmont Industries, Inc.	47	6,728
		17,351
Mining - 0.3%
Alcoa Corp. (1)	454	9,239
Royal Gold, Inc.	122	14,307
		23,546
Miscellaneous Manufacturers - 1.5%
A.O. Smith Corp.	360	17,424
AptarGroup, Inc.	142	15,921
Axon Enterprise, Inc. (1)	168	12,398
Carlisle Companies, Inc.	132	20,589
Donaldson Co., Inc.	321	18,002
Hexcel Corp.	181	14,413
ITT, Inc.	218	15,212
Trinity Industries, Inc.	248	5,218
		119,177
Oil & Gas - 1.9%
Chesapeake Energy Corp. (1)	3,500	2,084
Cimarex Energy Co.	150	6,895
CVR Energy, Inc.	370	16,054
Delek US Holdings, Inc.	231	7,926
EQT Corp.	1,620	14,143
Helmerich & Payne, Inc.	286	11,306
HollyFrontier Corp.	331	17,063
Murphy Oil Corp.	260	5,983
Parsley Energy, Inc. - Class A	816	12,224
PBF Energy, Inc. - Class A	375	11,737
PDC Energy, Inc. (1)	1,159	26,344
Transocean Ltd. (1)	980	4,880
WPX Energy, Inc. (1)	1,547	15,222
		151,861
Oil & Gas Services - 0.2%
Core Laboratories NV	125	5,475
Patterson-UTI Energy, Inc.	1,326	11,854
		17,329

Packaging & Containers - 1.1%
Berry Global Group, Inc. (1)	316	14,754
Crown Holdings, Inc. (1)	346	26,262
Graphic Packaging Holding Co.	723	11,763
Owens-Illinois, Inc.	337	3,330
Sealed Air Corp.	310	11,696
Silgan Holdings, Inc.	272	8,380
Sonoco Products Co.	240	14,527
		90,712
Pharmaceuticals - 3.0%
Agios Pharmaceuticals, Inc. (1)	220	8,558
Alkermes PLC (1)	425	8,934
DexCom, Inc. (1)	256	58,191
Herbalife Nutrition Ltd. (1)	332	15,143
Horizon Therapeutics PLC (1)	300	9,834
Jazz Pharmaceuticals PLC (1)	139	21,006
Neurocrine Biosciences, Inc. (1)	199	23,205
Perrigo Co. PLC	317	16,240
PRA Health Sciences, Inc. (1)	198	21,544
Sarepta Therapeutics, Inc. (1)	450	50,620
		233,275
Pipelines - 0.3%
Plains GP Holdings L.P. - Class A	596	10,412
Tallgrass Energy L.P. - Class A	623	11,158
		21,570
Real Estate - 0.6%
The Howard Hughes Corp. (1)	105	11,593
Jones Lang LaSalle, Inc.	193	32,102
		43,695
Real Estate Investment Trusts (REITs) - 11.4%
AGNC Investment Corp.	1,911	33,099
American Campus Communities, Inc.	320	15,373
American Homes 4 Rent - Class A	1,088	29,060
Americold Realty Trust	174	6,546
Apple Hospitality REIT, Inc.	526	8,553
Blackstone Mortgage Trust, Inc. - Class A	384	14,066
Brixmor Property Group, Inc.	678	14,875
Camden Property Trust	210	23,425
Chimera Investment Corp.	517	10,531
CoreSite Realty Corp.	97	10,999
Cousins Properties, Inc.	466	18,868
CubeSmart	457	14,094
CyrusOne, Inc.	221	13,768
Douglas Emmett, Inc.	414	18,245
EastGroup Properties, Inc.	79	10,759
EPR Properties	207	14,680
Equity Commonwealth	263	8,640
Equity LifeStyle Properties, Inc.	378	28,002
First Industrial Realty Trust, Inc.	271	11,539
Gaming and Leisure Properties, Inc.	511	21,564
Healthcare Realty Trust, Inc.	258	8,563
Healthcare Trust of America, Inc.	745	22,611
Highwoods Properties, Inc.	245	11,895
Hudson Pacific Properties, Inc.	402	14,392
JBG SMITH Properties	249	9,930
Kilroy Realty Corp.	242	20,144

Kimco Realty Corp.	1,069	23,112
Lamar Advertising Co. - Class A	195	16,269
Liberty Property Trust	290	17,870
Life Storage, Inc.	126	13,800
The Macerich Co.	288	7,756
Medical Properties Trust, Inc.	1,374	28,524
MFA Financial, Inc.	1,186	9,085
National Retail Properties, Inc.	376	20,958
New Residential Investment Corp.	1,531	23,730
Omega Healthcare Investors, Inc.	447	18,787
Paramount Group, Inc.	366	4,974
Park Hotels & Resorts, Inc.	398	9,413
Pebblebrook Hotel Trust	379	9,930
PS Business Parks, Inc.	61	10,772
Rayonier, Inc.	243	7,443
Rexford Industrial Realty, Inc.	291	13,927
RLJ Lodging Trust	532	9,092
Ryman Hospitality Properties, Inc.	125	11,154
Sabra Health Care REIT, Inc.	817	18,203
Service Properties Trust	402	9,363
SL Green Realty Corp.	177	15,103
Starwood Property Trust, Inc.	769	18,841
STORE Capital Corp.	630	25,647
Sun Communities, Inc.	244	40,189
Sunstone Hotel Investors, Inc.	473	6,622
Taubman Centers, Inc.	109	3,540
Two Harbors Investment Corp.	458	6,659
VEREIT, Inc.	1,930	18,837
VICI Properties, Inc.	2,156	53,318
Weingarten Realty Investors	358	11,399
		898,538

Retail - 3.5%
American Eagle Outfitters, Inc.	401	6,003
AutoNation, Inc. (1)	170	8,685
Burlington Stores, Inc. (1)	165	37,125
Casey’s General Stores, Inc.	91	15,813
Cracker Barrel Old Country Store, Inc.	52	7,994
Dunkin’ Brands Group, Inc.	263	20,133
FirstCash, Inc.	109	8,812
Five Below, Inc. (1)	167	20,660
Floor & Decor Holdings, Inc. (1)	300	14,403
Foot Locker, Inc.	261	10,453
L Brands, Inc.	601	11,503
Macy’s, Inc.	818	12,532
MSC Industrial Direct Co., Inc. - Class A	108	7,928
Nordstrom, Inc.	408	15,573
Nu Skin Enterprises, Inc.	97	3,709
Ollie’s Bargain Outlet Holdings, Inc. (1)	172	11,249
Penske Automotive Group, Inc.	210	10,603
Qurate Retail, Inc. - Series A (1)	952	9,006
Texas Roadhouse, Inc.	196	11,348
Urban Outfitters, Inc. (1)	245	6,287
The Wendy’s Co.	680	14,579
Williams-Sonoma, Inc.	182	12,631
		277,029
Savings & Loans - 0.9%
Investors Bancorp, Inc.	691	8,333
New York Community Bancorp, Inc.	978	11,658
People’s United Financial, Inc.	1,121	18,497
Sterling Bancorp	920	18,786
TFS Financial Corp.	646	13,107
		70,381
Semiconductors - 1.8%
Cabot Microelectronics Corp.	87	11,607
Cree, Inc. (1)	264	11,671
Cypress Semiconductor Corp.	738	17,306
Entegris, Inc.	368	17,414
MKS Instruments, Inc.	182	19,343
Monolithic Power Systems, Inc.	129	20,728
ON Semiconductor Corp. (1)	1,238	26,580
Silicon Laboratories, Inc. (1)	92	9,745
Teradyne, Inc.	196	12,268
		146,662
Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	101	25,419

Software - 7.1%
ACI Worldwide, Inc. (1)	260	9,750
Alteryx, Inc. - Class A (1)	172	19,527
Aspen Technology, Inc. (1)	140	17,556
Black Knight, Inc. (1)	458	28,858
Blackbaud, Inc.	123	10,194
CDK Global, Inc.	294	15,744
Cerence, Inc. (1)	87	1,354
Ceridian HCM Holding, Inc. (1)	243	14,667
Coupa Software, Inc. (1)	177	27,168
DocuSign, Inc. (1)	633	45,076
Dropbox, Inc. - Class A (1)	664	12,277
Fair Isaac Corp. (1)	71	26,110
Guidewire Software, Inc. (1)	316	38,498
HubSpot, Inc. (1)	109	16,459
j2 Global, Inc.	138	13,389
Jack Henry & Associates, Inc.	180	27,349
Manhattan Associates, Inc. (1)	109	9,103
MongoDB, Inc. - Class A (1)	153	22,751
New Relic, Inc. (1)	130	8,843
Nuance Communications, Inc. (1)	708	12,694
Nutanix, Inc. - Class A (1)	458	17,106
Paycom Software, Inc. (1)	189	52,317
Pegasystems, Inc.	180	13,972
PTC, Inc. (1)	256	19,610
RealPage, Inc. (1)	308	16,949
Teradata Corp. (1)	285	7,570
Tyler Technologies, Inc. (1)	92	26,696
Verint Systems, Inc. (1)	123	5,979
Zynga, Inc. (1)	3,240	20,185
		557,751
Telecommunications - 1.2%
Ciena Corp. (1)	395	14,994
CommScope Holding Co., Inc. (1)	452	6,147
GCI Liberty, Inc. - Class A (1)	392	27,828
LogMeIn, Inc.	153	11,931
ViaSat, Inc. (1)	91	6,689
Zayo Group Holdings, Inc. (1)	771	26,399
		93,988
Toys, Games & Hobbies - 0.1%
Mattel, Inc. (1)	565	6,611

Transportation - 1.6%
Genesee & Wyoming, Inc. - Class A (1)	136	15,157
Kirby Corp. (1)	184	15,524
Knight-Swift Transportation Holdings, Inc.	1,272	47,051
Landstar System, Inc.	125	13,926
Ryder System, Inc.	140	7,349
XPO Logistics, Inc. (1)	332	27,453
		126,460
Water - 0.2%
Aqua America, Inc.	361	15,981
Total Common Stocks
(Cost $7,575,990)		7,851,484

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 1.558% (3)	11,839	11,839
Total Short-Term Investments
(Cost $11,839)		11,839

Total Investments in Securities - 99.9%
(Cost $7,587,829)		7,863,323
Other Assets in Excess of Liabilities - 0.1%		8,948
Total Net Assets - 100.0%		$7,872,271

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2019.

SoFi Next 500 ETF
Summary of Fair Value Exposure at November 30, 2019 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,851,484	$–	$–	$7,851,484
Short-Term Investments	11,839	–	–	11,839
Total Investments in Securities	$7,863,323	$–	$–	$7,863,323

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at November 30, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Agriculture - 1.9%
Bunge Ltd.	1,435	$76,600

Apparel - 1.8%
Hanesbrands, Inc.	4,990	75,199

Biotechnology - 4.3%
Alexion Pharmaceuticals, Inc. (1)	737	83,974
Ionis Pharmaceuticals, Inc. (1)	1,415	90,503
		174,477
Chemicals - 5.5%
Ashland Global Holdings, Inc.	1,008	72,274
Univar Solutions, Inc. (1)	3,283	76,888
W.R. Grace & Co.	1,140	76,186
		225,348
Commercial Services - 2.2%
Square, Inc. - Class A (1)	1,277	88,266

Computers - 6.1%
Hewlett Packard Enterprise Co.	4,620	73,134
Lumentum Holdings, Inc. (1)	1,195	88,024
NCR Corp. (1)	2,630	86,343
		247,501
Electrical Components & Equipment - 2.2%
Energizer Holdings, Inc.	1,780	88,804

Electronics - 3.9%
Arrow Electronics, Inc. (1)	958	76,295
Waters Corp. (1)	368	81,722
		158,017
Energy - Alternate Sources - 2.0%
First Solar, Inc. (1)	1,465	80,927

Entertainment - 2.2%
Live Nation Entertainment, Inc. (1)	1,280	89,357

Hand & Machine Tools - 1.9%
Colfax Corp. (1)	2,289	77,139

Healthcare - Products - 2.0%
Hologic, Inc. (1)	1,620	83,138

Healthcare - Services - 4.3%
Molina Healthcare, Inc. (1)	650	88,075
Syneos Health, Inc. (1)	1,624	89,174
		177,249
Insurance - 1.8%
American International Group, Inc.	1,418	74,672

Mining - 2.0%
Newmont Goldcorp Corp.	2,077	79,757

Oil & Gas - 1.9%
PBF Energy, Inc. - Class A	2,455	76,841

Oil & Gas Services - 3.9%
Baker Hughes Co. - Class A	3,600	80,712
Halliburton Co.	3,804	79,846
		160,558
Packaging & Containers - 1.9%
Sealed Air Corp.	2,026	76,441

Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	1,375	78,292
Eli Lilly & Co.	690	80,972
Johnson & Johnson	598	82,219
Mylan NV (1)	4,562	85,674
Neurocrine Biosciences, Inc. (1)	762	88,857
		416,014
Pipelines - 3.8%
Kinder Morgan, Inc.	3,866	75,812
The Williams Companies, Inc.	3,531	80,225
		156,037
Real Estate Investment Trusts (REITs) - 9.6%
Hudson Pacific Properties, Inc.	2,209	79,082
Invitation Homes, Inc.	2,615	79,836
Pebblebrook Hotel Trust	2,875	75,325
Vornado Realty Trust	1,200	77,484
Weyerhaeuser Co.	2,651	78,231
		389,958
Semiconductors - 1.9%
Cypress Semiconductor Corp.	3,364	78,886

Software - 16.5%
ACI Worldwide, Inc. (1)	2,480	93,000
Autodesk, Inc. (1)	515	93,164
Nuance Communications, Inc. (1)	4,840	86,781
PTC, Inc. (1)	1,094	83,801
RealPage, Inc. (1)	1,310	72,089
ServiceNow, Inc. (1)	325	91,988
Synopsys, Inc. (1)	574	80,957
Teradata Corp. (1)	2,581	68,551
		670,331
Telecommunications - 6.0%
Cisco Systems, Inc.	1,625	73,629
LogMeIn, Inc.	1,126	87,805
Motorola Solutions, Inc.	499	83,483
		244,917
Total Common Stocks
(Cost $3,955,609)		4,066,434

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 1.558% (2)	4,056	4,056
Total Short-Term Investments
(Cost $4,056)		4,056

Total Investments in Securities - 99.9%
(Cost $3,959,665)		4,070,490
Other Assets in Excess of Liabilities - 0.1%		3,596
Total Net Assets - 100.0%		$4,074,086

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of November 30, 2019.

SoFi 50 ETF
Summary of Fair Value Exposure at November 30, 2019 (Unaudited)

The SoFi 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,066,434	$–	$–	$4,066,434
Short-Term Investments	4,056	–	–	4,056
Total Investments in Securities	$4,070,490	$–	$–	$4,070,490

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at November 30, 2019 (Unaudited)

	Shares	Value
Common Stocks - 99.6%
Applications Software - 5.5%
HubSpot, Inc. (1)	401	$60,551
Microsoft Corp.	1,198	181,353
Momo, Inc. - Class A - ADR	4,469	167,275
		409,179
Commercial Services - 2.9%
IWG PLC	14,940	78,961
Wirecard AG	1,044	137,903
		216,864
Commercial Services - Finance - 7.2%
Adyen NV (1)	90	69,086
PayPal Holdings, Inc. (1)	2,080	224,661
Square, Inc. - Class A (1)	3,425	236,736
		530,483
Communications Software - 2.1%
Slack Technologies, Inc. - Class A (1)	6,735	153,693

Computer Software - 3.3%
Box, Inc. (1)	1,985	36,207
Cloudera, Inc. (1)	4,290	42,385
Dropbox, Inc. - Class A (1)	1,712	31,655
MongoDB, Inc. - Class A (1)	449	66,766
Twilio, Inc. - Class A (1)	672	69,404
		246,417
Computers - 1.0%
Apple, Inc.	270	72,157

Computers - Other - 2.2%
Stratasys Ltd. (1)	8,764	161,608

Data Processing & Management - 1.8%
DocuSign, Inc. (1)	1,834	130,599

E-Commerce & Products - 17.0%
Alibaba Group Holding Ltd. (1) - ADR	1,050	210,000
Amazon.com, Inc. (1)	40	72,032
eBay, Inc.	4,501	159,876
Etsy, Inc. (1)	3,985	172,909
JD.com, Inc. - Class A (1) - ADR	5,169	168,768
Jumia Technologies AG (1) - ADR	14,875	93,117
Pinduoduo, Inc. - Class A (1) - ADR	6,220	223,609
Rakuten, Inc.	18,244	158,100
		1,258,411
E-Commerce & Services - 19.9%
Delivery Hero SE (1)	752	39,799
Demae-Can Co. Ltd.	5,600	67,245
Eventbrite, Inc. - Class A (1)	8,805	189,396
Fiverr International Ltd. (1)	10,539	242,502
Groupon, Inc. (1)	14,414	41,801
Just Eat PLC (1)	3,948	39,046
Lyft, Inc. - Class A (1)	4,652	227,855
MercadoLibre, Inc. (1)	313	181,722
Uber Technologies, Inc. (1)	8,047	238,191
Upwork, Inc. (1)	18,000	209,700
		1,477,257
Entertainment Software - 2.5%
NetEase, Inc. - ADR	577	181,940

Finance - Consumer Loans - 5.0%
LendingClub Corp. (1)	13,036	180,027
LendingTree, Inc. (1)	538	193,965
		373,992
Food - Catering - 0.3%
Grubhub, Inc. (1)	577	24,880

Food - Retail - 0.5%
Takeaway.com NV (1)	396	35,629

Internet Content - Entertainment - 14.9%
Facebook, Inc. - Class A (1)	1,027	207,084
Pinterest, Inc. - Class A (1)	7,975	155,353
Snap, Inc. - Class A (1)	12,200	186,050
Tian Ge Interactive Holdings Ltd.	631,385	150,834
Twitter, Inc. (1)	7,308	225,890
YY, Inc. - Class A (1) - ADR	2,812	179,378
		1,104,589
Internet Content - Information & News - 2.4%
Tencent Holdings Ltd.	4,284	181,589

Rubber & Plastic Products - 2.2%
Proto Labs, Inc. (1)	1,657	160,547

Web Hosting & Design - 2.4%
GoDaddy, Inc. - Class A (1)	1,041	69,102
Shopify, Inc. - Class A (1)	332	111,801
		180,903
Web Portals & ISPs - 6.5%
Alphabet, Inc. - Class A (1)	54	70,421
Baidu, Inc. - Class A (1) - ADR	1,823	216,080
Yandex NV - Class A (1)	4,677	196,294
		482,795
Total Common Stocks
(Cost $7,719,676)		7,383,532

Short-Term Investments - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 1.558% (2)	33,715	33,715
Total Short-Term Investments
(Cost $33,715)		33,715

Total Investments in Securities - 100.0%
(Cost $7,753,391)		7,417,247
Other Liabilities in Excess of Assets - (0.0)% (3)		(1,988)
Total Net Assets - 100.0%		$7,415,259

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of November 30, 2019.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

SoFi Gig Economy ETF
Summary of Fair Value Exposure at November 30, 2019 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019. See Schedule of Investments for the industry breakout:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,383,532	$–	$–	$7,383,532
Short-Term Investments	33,715	–	–	33,715
Total Investments in Securities	$7,417,247	$–	$–	$7,417,247

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tidal ETF Trust

By (Signature and Title)        /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date         01/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date         01/29/2020

By (Signature and Title)*       /s/ Daniel H. Carlson
 Daniel H. Carlson, Treasurer/Principal Financial Officer

Date         01/29/2020

* Print the name and title of each signing officer under his or her signature.